Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Disclosure [Abstract]
Rental expenses	$ 917	$ 517	$ 887	$ 489	$ 373